Trade and other payables (Details Narrative)	12 Months Ended
Jun. 30, 2024
Maxiimum [Member]
Statement [Line Items]
Admission rights and rents collected average term	5 days
Miniimum [Member]
Statement [Line Items]
Admission rights and rents collected average term	3 days